Summary of Significant Accounting Policies - Additional Informations (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) customer	Jun. 30, 2025 USD ($) customer	Jun. 30, 2026 USD ($) customer segment	Jun. 30, 2025 USD ($) customer	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Accounting Policies [Line Items]
Federal deposit insurance coverage | $	$ 250,000		$ 250,000		$ 250,000
Concentration risk, customer			For the three and six months ended June 30, 2026, the SkyKnight counterparty group accounted for approximately 99% and 90%, respectively, of the Company’s revenue, and one other customer accounted for substantially all of the remainder. For the three and six months ended June 30, 2025, one customer accounted for substantially all of the Company’s revenue. The Company operates as a single reportable segment, and all of the revenue described above is reported in that segment.
Number of reportable segment | segment			1		1
Revenue | $	$ 216,413	$ 138,206	$ 236,738	$ 248,910	$ 309,920	$ 329,410
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Income tax expense | $	$ 0	$ 0	$ 0	$ 0		$ 1,735
Customer One | Customer Concentration Risk | Revenue
Accounting Policies [Line Items]
Number of customer accounted for revenue | customer	1	1	1	1
Concentration risk percentage	99.00%		90.00%
Customer One | Customer Concentration Risk | Accounts Receivable
Accounting Policies [Line Items]
Number of customer accounted for accounts receivable | customer			2
Concentration risk percentage			71.00%
Customer Two | Customer Concentration Risk | Accounts Receivable
Accounting Policies [Line Items]
Number of customer accounted for accounts receivable | customer			2
Concentration risk percentage			29.00%